Business Combinations - Summary of Subsidiary Acquired (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the manufacturing of integrated circuit
Date of Acquisition	Apr. 30, 2019
Proportion of Voting Equity Interests Acquired	50.97%	50.97%
Cash Consideration	$ 250,000
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the production of embedded substrate
Date of Acquisition	Apr. 26, 2019
Proportion of Voting Equity Interests Acquired	51.00%	51.00%
Cash Consideration	$ 0
USIPL [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the design and manufacturing of electronic components and new electronic applications
Date of Acquisition	Oct. 31, 2019
Proportion of Voting Equity Interests Acquired	60.00%	60.00%
Cash Consideration	$ 313,057
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Holding company and the group engaged in the design and manufacturing of electronic components
Date of Acquisition	Dec. 01, 2020
Proportion of Voting Equity Interests Acquired	100.00%	100.00%
Cash Consideration	$ 12,443,637
ITGEU [member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Trading company
Date of Acquisition	Oct. 21, 2021
Proportion of Voting Equity Interests Acquired	100.00%	100.00%
Cash Consideration	$ 50,368	$ 1,816
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in the design and manufacturing of electronic components
Date of Acquisition	Nov. 02, 2021
Proportion of Voting Equity Interests Acquired	100.00%	100.00%
Cash Consideration	$ 217,919	$ 7,856